Consolidated Balance Sheets (Parenthetical) - shares	Apr. 30, 2016	Apr. 30, 2015
Statement of Financial Position [Abstract]
Serial preferred shares, no par value, shares authorized (in shares)	6,000,000	6,000,000
Serial preferred shares, no par value, shares outstanding (in shares)	0	0
Common shares, no par value, shares authorized (in shares)	300,000,000	300,000,000
Common shares, no par value, shares outstanding (in shares)	116,306,894	119,577,333
Treasury shares, shares outstanding (in shares)	30,190,836	26,920,397